Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Dividends received from owned subsidiary	$ 130
Chief Executive Officer and Managing Director
Disclosure Of Transactions Between Related Parties [Line Items]
Appointment term	5 years
Infosys Consulting AG
Disclosure Of Transactions Between Related Parties [Line Items]
Dividends received from owned subsidiary		$ 4	$ 2
Tax on dividend
Infy Consulting Company Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Dividends received from owned subsidiary	3	5
Tax on dividend
Infosys BPM Limited (formerly Infosys BPO Limited) | Group
Disclosure Of Transactions Between Related Parties [Line Items]
Dividends received from owned subsidiary	130
Tax on dividend	27
S.C. Infosys Consulting S.R.L.
Disclosure Of Transactions Between Related Parties [Line Items]
Dividends received from owned subsidiary	1
Tax on dividend